Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Cash flows from operating activities:
Net income	$ 304,219	$ 922,850
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	8,599	25,941
Deferred tax	(1,320)	(3,960)
Change in current assets and liabilities:
Accounts receivable	(324,604)	(434,326)
Inventory	(181,882)	115,741
Amount due to director and other related parties
Other current assets	164,014	(123,113)
Accounts payable	32,448	15,629
Tax payable	66,918	263,960
Advance from customers	1,226,843	(1,285,506)
Accrued expenses and other payables	34,652	61,649
Net cash (used in) provided by operating activities	1,329,887	(441,135)
Cash flows from investing activities:
Purchases of property and equipment		(5,513)
Acquisition of Grand World Pro Limited	(600,000)
Cash acquired from acquisition of Grand World Pro Limited	85,742
Net cash used in investing activities	(514,258)	(5,513)
Cash flows provided by financing activities:
Proceeds from issuances of shares	1,000,000	2,236,000
Net increase (decrease) in cash	1,815,629	1,789,352
Cash, beginning balance	3,006,240	4,821,869
Cash, ending balance	4,821,869	6,611,221
Supplemental cash flows information:
Interest
Income tax paid		$ 28,986
Predecessor [Member]
Cash flows from operating activities:
Net income			$ 52,158	$ 56,309	$ 17,998
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization			399	399
Deferred tax
Change in current assets and liabilities:
Accounts receivable			(72,970)	(432,970)
Inventory			43,724	43,724	(198,667)
Amount due to director and other related parties			412,323	1,709,502	(147,695)
Other current assets			(34,250)	(34,249)	(195,680)
Accounts payable			(1,003,455)	(640,318)	587,708
Tax payable			10,307	11,127	3,557
Advance from customers
Accrued expenses and other payables			240,571	256,777	26,631
Net cash (used in) provided by operating activities			(351,193)	970,301	93,852
Cash flows from investing activities:
Purchases of property and equipment			(11,977)	(11,977)
Acquisition of Grand World Pro Limited
Cash acquired from acquisition of Grand World Pro Limited
Net cash used in investing activities			(11,977)	(11,977)
Cash flows provided by financing activities:
Proceeds from issuances of shares			200,000	200,000	1
Net increase (decrease) in cash			(163,170)	1,158,324	93,853
Cash, beginning balance			248,912	248,912	155,059
Cash, ending balance			85,742	1,407,236	248,912
Supplemental cash flows information:
Interest
Income tax paid